Schedule of financial instruments by fair value hierarchy (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	₨ 32,391	₨ 1,218,266
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	2,650,081	4,182,652
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	31,955	418,264
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	131,055	985,457
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	163,446	2,203,723
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	436	800,002
Ifrs Warrant [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	31,955	418,264
Ifrs Warrant [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Ifrs Warrant [member] | At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	32,391	418,266
Ifrs Warrant [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	436	2
Liability For Acquisition of Business [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Liability For Acquisition of Business [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Liability For Acquisition of Business [member] | At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		800,000
Liability For Acquisition of Business [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		800,000
Borrowings Short Term and Long Term [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Borrowings Short Term and Long Term [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	131,055	985,457
Borrowings Short Term and Long Term [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	131,055	985,457
Borrowings Short Term and Long Term [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Assets For Which Fair Value is Disclosed [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	692,030	1,063,024
Assets For Which Fair Value is Disclosed [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	692,030	1,063,024
Assets For Which Fair Value is Disclosed [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [member] | Term Deposits [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [member] | Term Deposits [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	552,129	755,324
Assets For Which Fair Value is Disclosed [member] | Term Deposits [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	552,129	755,324
Assets For Which Fair Value is Disclosed [member] | Term Deposits [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [member] | Other Financial Assets [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [member] | Other Financial Assets [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	139,901	307,700
Assets For Which Fair Value is Disclosed [member] | Other Financial Assets [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	139,901	307,700
Assets For Which Fair Value is Disclosed [member] | Other Financial Assets [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value